Supplemental cash flow information:	12 Months Ended
Mar. 31, 2011
Supplemental cash flow information:

6. Supplemental cash flow information:

The supplemental information associated with the consolidated statements of cash flows for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended March 31, 2011
	2009	2010	2011
Cash paid during the fiscal year for:
Income taxes	¥13,315	¥11,504	¥22,088	$265,640
Interest	1,441	706	372	4,474
Non-cash investing and financing activities:
Capital leasing receivables	663	—	—	—
Capital lease obligations	762	602	1,022	12,291
Conversion of convertible debt into common stock	606	—	—	—
Change in ownership of Nidec Servo in connection with share exchange transaction
—Change in common stock	—	—	1,186	14,263
—Change in treasury stock	—	—	3,002	36,103